Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings
9.	Borrowings

The balances of short-term borrowings as of December 31, 2023 and 2024, were as follows:

(1) Short-term Bank Loans

	As of December 31,
Lender	2023 (RMB)	2024 (RMB)
Industrial Bank Co., Ltd., Xiamen Branch (a)	4,000	10,000
Agricultural Bank of China, Xiamen Software Park Sub-branch (b)	10,000	10,000
China Construction Bank Corporation Limited Shanghai Jiading Sub-Branch (c)	–	2,109
Subtotal – Bank Loans	14,000	22,109
Short-term Loans from Third-party Investors (2)
Loans from multiple third-party investors (“Investors”)	16,033	9,595
Total Short-term Borrowings	30,033	31,704
Long-term Bank Loans (3)
WeBank Co., Ltd., Qianhai, Shenzhen	–	667

Short-term bank loans represent amounts due to financial institutions within one year. Principal is repayable at maturity, and interest is payable monthly or quarterly. The proceeds from these borrowings are primarily used for working capital and capital expenditures.

(a)	On September 15, 2023, the company entered into a one-year loan agreement with Industrial Bank Co., Ltd Xiamen Branch for a principal amount of RMB 4,000 thousand and an interest rate equal to the 1-year LPR (Loan Prime Rate) of 3.45% and floating upward by 0.55%. The loan was fully repaid in September 2024. On September 14, 2024, the company entered into a new one-year loan agreement for RMB 4,000 thousand. The interest rate is composed of the one-year LPR interest rate on the date of signing the contract which is 3.35% and floating upward by 0.25%. On June 21, 2024, the company entered into a loan agreement with the same bank for RMB 3,000 thousand each, with a 3.45% LPR floating upward by 0.4%, both maturing in one year. On June 21, 2024, the company also signed a RMB 3,000 thousand loan with the same terms.

All the above loans remained outstanding as of December 31, 2024, and are scheduled to be repaid at maturity. The company’s chairman and the spouse of the Company’s chairman, Mr. Zhang Andong and Ms. Zhang Hongling, provided personal guarantees for these borrowings.

(b)	On August 30, 2023, the company signed a facility agreement of RMB 10,000 thousand with a validity period of 10 years (August 30, 2023 to August 29, 2033) with Agricultural Bank of China Xiamen Software Branch, under which individual borrowings may not exceed one year. The effective LPR interest rate was of 3.45% and floating downward by 0.05%. The company drew RMB 10 thousand on September 14, 2023, and RMB 9,990 thousand on September 15, 2023. These amounts were fully repaid in September 2024. The company from September 2nd to 4th, 2024, drew additional amounts of RMB 1,750 thousand, RMB 3,200 thousand, and RMB 5,050 thousand, respectively. The spouse of the Company’s chairman, Ms. Zhang Hongling, provided personal guarantees for these borrowings. All loans remained outstanding as of December 31, 2024, and will be repaid at maturity.

(c)

On March 5, 2024, the company entered into a one-year loan agreement with China Construction Bank Corporation Limited Shanghai Jiading Sub-Branch of RMB 2,109 thousand with an LPR interest rate of 3.45% and floating upward by 0.5%. As of December 31, 2024, this loan remained outstanding and will be repaid at maturity. This debt is unsecured.

Interest expenses were RMB 54 thousand, RMB 417 thousand and RMB 729 thousand for short-term borrowings for the years ended December 31, 2022, 2023 and 2024. The weighted average interest rates of bank borrowings were 3.4% and 3.8% per annum as of December 31, 2023 and 2024, respectively.

(2)	Short-term Loans from Third-party Partners

In 2020 and 2021, the Group entered into joint operating agreements with 89 third-party companies facilitated by an investment institution named Tianjiu Shared Intelligent Enterprise Service (“Tianjiu”), who was responsible for brand promotion and identifying parties with whom the Group could cooperate with to provide advertising promotion services to customers (“Cooperators”), which resulted in generating a total of RMB 95,790 thousand, which is equal to the amount of cash received under the joint operating agreements (the “Original Subscription Amount”). Under the joint operating agreements, (i) Cooperators purchased community access control devices (the “Devices”) from the Group; (ii) the Group operated the Devices for the Cooperators, including equipment installation, providing technical support, running advertisements, equipment maintenance and so on; (iii) joint operating agreements were valid for five years; (iv) the Cooperators should pay the price of the device in full (the “Original Subscription Amount”) at the beginning of the cooperation period; and (v) the Cooperators and the Group shared revenues generated from the Devices.

The Group considers the funds, in substance, as interest-free investments payable to the Cooperators on their demand based on the following reasons: i) the Cooperators signed the joint operating agreements with the intention to invest in the Group; ii) the Group maintains the control over the Devices and enjoy the economic benefits of the Devices; iii) the Group repaid the Original Subscription Amount in the form of revenue sharing distribution. No conversion feature nor redemption feature was specified in the joint operating agreements. Therefore, the Group recognized the Original Subscription Amount as liabilities and classified as short-term borrowing as of December 31, 2022, 2023 and 2024. There was no revenue recognized for the sale of Devices as the control of Devices has never been transferred to the Cooperators but resided within the Group as machinery equity. Instead, the proceeds received was accounted for as short-term borrowings, which were expected to be repaid or to be converted into equity, on the demand of the Cooperators.

In 2022, 45 of the Cooperators decided to terminate their joint operating agreements, and among which 41 (the “Investors”) entered into investment agreements (the “Investment Agreements”) with the Group and its shareholder, and 4 needed to be repaid with the Original Subscription Amount. Under the Investment Agreements, the Investors would invest in the Group in exchange for equity interests of the Group, directly or indirectly. The total amount of investment was RMB 37,831 thousand, in exchange for 4.119% equity interests of the Group. As part of the Investment Agreement, the Group would retain the ownership of the Devices from the Investors.

In 2023, 20 of the Cooperators decided to terminate their joint operating agreements and invested into the Group in exchange for 1.74% equity interests of the Group indirectly. Among them, 8 Cooperators have completed the investment and total amount of RMB 5,449 thousand was invested into the Group’s equity, and 12 Cooperators purchased shares from an existing shareholder who indirectly holds equity interests of the Group. As part of the termination of joint operation agreements, the Group paid RMB 8,277 thousand on behalf of 12 partners to existing shareholders of the Group in 2023 as consideration for share transfers, in settlement of previously recorded short-term borrowings. As of December 31, 2023, these payments had not been completed due to pending changes in business registration. The Group fully settled these amounts by December 31, 2024 (see Note 9).

In 2024, eight additional partners elected to terminate their joint operation agreements and made indirect equity investments in the Group. The equity interests were acquired from existing shareholders, and the Group paid RMB 4,588 thousand on behalf of these partners to settle the corresponding short-term borrowings (see Note 9).

As of December 31, 2024, 16 partners had not yet signed investment or termination agreements. As of December 31, 2024, the Group had repaid a total of RMB 56,145 thousand of the initial subscription amounts, which was used to reduce short-term borrowings.

Subsequent to the issuance of these consolidated financial statements, additional partners have elected to terminate their joint operation agreements. See Note 16 – Subsequent Events for further details.

(3)	Long-term Bank Loan

On August 27, 2024, Lianzhang New Development entered into a loan agreement with WeBank Co., Ltd. (Qianhai, Shenzhen) for RMB 700 thousand, with a two-year term. The loan bears an interest rate of 13.74%, consisting of the 1–3 year LPR plus a 10.39% spread. This debt is unsecured.

As of December 31, 2024, the Group had repaid RMB 33 thousand. The outstanding balance of RMB 667 thousand has been fully settled up to the date of this report.